Equity Incentive Plans	6 Months Ended
Mar. 31, 2024
Equity Incentive Plans [Abstract]
Equity Incentive Plans

Note 17 — Equity Incentive Plans

In connection with the Merger, the Company adopted of 2023 Equity Incentive Plan, which provides for the issuance of stock options, restricted stock awards, RSUs and other stock-based compensation awards to employees, directors, officers, consultants or others who provide services to the Company. The specific terms of such awards are to be established by the board of directors or a committee thereof. The Company has reserved 2,290,183 shares of its Class A Common Stock for issuance under the terms of the 2023 Equity Incentive Plan. As of March 31, 2024, the Company had not issued any awards under this plan.

Also in connection with the Merger, the Company adopted the 2023 Employee Stock Purchase Plan to assist eligible employees in acquiring stock ownership in the Company. Under the 2023 Employee Stock Purchase Plan, eligible employees may elect to enroll in the plan, designate a portion of eligible compensation to be withheld by the Company during an offering period, and purchase shares of the Company’s Class A Common Stock at the end of such offering period. The price of the shares purchased shall not be less than 85% of the fair market value of a share on the enrollment date or on the purchase date, whichever is lower. The Company has reserved 858,935 shares of its Class A Common Stock for issuance under the terms of the 2023 Employee Stock Purchase Plan. As of March 31, 2024, the Company had not commenced any offering period nor sold any shares under this plan.

Prior to the Merger, Legacy Mobix had three equity incentive plans which provided for the issuance of stock-based compensation awards and immediately prior to the Merger, Legacy Mobix RSUs and stock options were outstanding under these plans. Under the terms of the 2023 Equity Incentive Plan, no further awards may be made under the Legacy Mobix equity incentive plans.

Restricted Stock Units

In connection with the Merger, all of Legacy Mobix’s RSUs were assumed by the Company and converted into an RSU covering the same number of shares of the Company’s Class A Common Stock.

In November 2022, Legacy Mobix and certain of its officers and key employees agreed to enter into amended RSU agreements relating to an aggregate of 10,000,000 RSUs and in March 2023 and May 2023, Legacy Mobix and certain of its officers and key employees agreed to forfeit the 10,000,000 RSUs. The RSUs to these officers and key employees were replaced with a commitment from the Company, contingent upon closing of the Merger, to issue an aggregate of 5,000,000 RSUs (of which 1,000,000 were modified to common stock warrants upon the holder’s termination of employment) over three years, beginning on the first anniversary of the Closing of the Merger. Because the vesting of these awards was subject to both a service condition and a performance condition (the completion of the Merger), the Company determined that vesting of the awards was not probable and did not recognize any stock-based compensation expense for these awards prior to the Closing.

Upon Closing, the performance condition was satisfied, and vesting of the awards is subject only to a service condition. As a result, the Company is required to recognize the value of these awards over the requisite service period. During the six months ended March 31, 2024, the Company recognized stock-based compensation expense of $11,846 relating to these RSUs and warrants, which includes a catch-up for the portion of the service period completed prior to the performance condition being satisfied. Also during the six months ended March 31, 2024, in connection with a separation of employment, the Company modified 1,000,000 RSUs held by an employee such that the RSUs — which were subject to forfeiture under their original terms — would continue to vest over their original service period. Because the fair value of the modified awards was lower than the grant-date fair value of the original awards, the Company recognized a $2,242 reduction of stock-based compensation expense during the three months ended March 31, 2024.

During the six months ended March 31, 2023, certain employees agreed to forfeit 670,000 RSUs with no current replacement award. As a result, the Company recognized $3,706 of additional stock-based compensation expense in the six months ended March 31, 2023.

A summary of activity in the Company’s RSUs for the six months ended March 31, 2024 is as follows:

	Number of units	Weighted- Average Grant Date Fair Value per Unit
Outstanding at September 30, 2023	209,494	$6.84
Performance-based RSUs	3,999,999	$8.65
Vested	(130,934)	$6.84
Outstanding at March 31, 2024	4,078,559	$8.61

No RSUs vested during the six months ended March 31, 2023. Unrecognized compensation expense related to RSUs was $33,946 as of March 31, 2024 and is expected to be recognized over a weighted-average period of 3.8 years.

Stock Options

In connection with the Merger, all Legacy Mobix stock options were assumed by the Company and converted into the same number of stock options of the Company, with no change to their exercise prices, vesting conditions or other terms. Stock option activity for the six months ended March 31, 2024 is as follows:

	Number of Options	Weighted- Average Exercise Price per Share	Weighted- Average Remaining Contractual Term (years)
Outstanding at September 30, 2023	5,905,684	$4.28
Granted	32,200	$6.84
Exercised	(474,313)	$5.91
Forfeited	(941,042)	$6.53
Outstanding at March 31, 2024	4,522,529	$3.66	6.3
Exercisable at March 31, 2024	4,041,704	$3.29	6.1

The terms of stock option awards permit a “net share settlement” for exercises of stock options, at the Company’s discretion. Stock options exercised during the six months ended March 31, 2024 include options to purchase an aggregate of 474,313 shares which were exercised and settled for 198,115 shares of Class A Common Stock, with no cash proceeds to the Company.

Unrecognized stock-based compensation expense related to stock options, totaling $1,911 as of March 31, 2024, is expected to be recognized over a weighted-average period of 2.0 years. The aggregate intrinsic value of stock options outstanding and stock options exercisable as of March 31, 2024 was $3,626 and $3,626, respectively. The total intrinsic value of options exercised during the six months ended March 31, 2024 and 2023 was $1,938 and $0, respectively. The total fair value of options that vested during the six months ended March 31, 2024 and 2023 was $1,221 and $1,887, respectively.

The weighted-average grant date fair value of options granted during the six months ended March 31, 2024 and 2023 was $3.50 and $3.58, respectively. The fair value of stock options granted was estimated with the following assumptions:

	Six months ended March 31,
	2024		2023
	Range		Range
	Low	High	Low	High
Expected volatility	54.8%	55.6%	52.4%	53.6%
Expected dividend yield	0%	0%	0%	0%
Risk-free interest rate	3.9%	4.4%	3.6%	4.2%
Expected term (years)	4.5	5.3	5.0	5.8

The condensed consolidated statements of operations and comprehensive loss include stock-based compensation expense as follows:

	Three months ended March 31,		Six months ended March 31,
	2024	2023	2024	2023
Cost of revenue	$—	$11	$—	$22
Research and development	274	541	775	1,083
Selling, general and administrative	1,167	5,227	13,371	8,530
Total stock-based compensation expense	$1,441	$5,779	$14,146	$9,635